SIGNIFICANT ACCOUNTING POLICIES - Consolidation of structured entities (Details) - Telemas S.A $ in Millions	1 Months Ended
Feb. 28, 2025 ARS ($)
SIGNIFICANT ACCOUNTING POLICIES
Proportion of ownership interest	100.00%
Transaction between controlling and non-controlling shareholders in equity	$ 55,315